Debt - Summary of Maturities of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturities of Long-Term Debt [Abstract]
2023	$ 68
2024	68
2025	27,912
2026	37,546
2027	98,697
Total	$ 164,291	$ 335,987